STOCK OPTIONS AND WARRANTS (Details 5)	Jun. 30, 2022 $ / shares	Sep. 30, 2021 $ / shares
Weighted average fair value of warrants granted	$ 0.74	$ 1.21
Expected dividend yield
Warrants outstanding, measurement input		0
Forfeiture rate [Member]
Warrants outstanding, measurement input		0
Minimum
Warrant term	1 year 9 months	1 year 9 months
Minimum | Risk-free interest rate
Warrants outstanding, measurement input	0.15	0.0015
Minimum | Expected volatility
Warrants outstanding, measurement input	57.30	0.5730
Maximum
Warrant term	10 years	10 years
Maximum | Risk-free interest rate
Warrants outstanding, measurement input	3.35	0.0158
Maximum | Expected volatility
Warrants outstanding, measurement input	73.00	0.5865